SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Share-based compensation and Treasury shares (Details) ¥ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥) segment $ / ¥	Sep. 30, 2021 CNY (¥)
Share-based compensation
Recognized share-based compensation expenses	¥ 77	¥ 94
Number of operating segments | segment	2
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar | $ / ¥	7.1135
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	¥ 29	32
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	4	3
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 44	¥ 59